Offerings	Oct. 10, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Offering Note

(1)       An indeterminate aggregate initial offering price or number or amount of securities are being registered and may from time to time be offered at (i) indeterminate prices or (ii) upon exercise of the warrants registered hereunder or conversion of or exchange for debt securities registered hereunder that provide for conversion or exchange, or pursuant to the antidilution provisions of any such securities.

(2)       In reliance on and in accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, the registrant is deferring payment of all of the registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Common Share Purchase Warrants
Offering Note

(1)       An indeterminate aggregate initial offering price or number or amount of securities are being registered and may from time to time be offered at (i) indeterminate prices or (ii) upon exercise of the warrants registered hereunder or conversion of or exchange for debt securities registered hereunder that provide for conversion or exchange, or pursuant to the antidilution provisions of any such securities.

(2)       In reliance on and in accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, the registrant is deferring payment of all of the registration fee.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)       An indeterminate aggregate initial offering price or number or amount of securities are being registered and may from time to time be offered at (i) indeterminate prices or (ii) upon exercise of the warrants registered hereunder or conversion of or exchange for debt securities registered hereunder that provide for conversion or exchange, or pursuant to the antidilution provisions of any such securities.

(2)       In reliance on and in accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, the registrant is deferring payment of all of the registration fee.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note

(1)       An indeterminate aggregate initial offering price or number or amount of securities are being registered and may from time to time be offered at (i) indeterminate prices or (ii) upon exercise of the warrants registered hereunder or conversion of or exchange for debt securities registered hereunder that provide for conversion or exchange, or pursuant to the antidilution provisions of any such securities.

(2)       In reliance on and in accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, the registrant is deferring payment of all of the registration fee.